Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents the Plan’s participant-directed investments measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	Fair Value as of December 31, 2025
				Investments measured at NAV [1]	Total Fair Value
	Level 1	Level 2	Level 3
Common stock	$3,095,315,796	$—	$—	$—	$3,095,315,796
Mutual funds	19,795,309	—	—	—	19,795,309
Collective trusts	—	—	—	5,633,933,301	5,633,933,301
Participant-directed investments at fair value	$3,115,111,105	$—	$—	$5,633,933,301	$8,749,044,406

	Fair Value as of December 31, 2024
				Investments measured at NAV [1]	Total Fair Value
	Level 1	Level 2	Level 3
Common stock	$3,473,952,642	$—	$—	$—	$3,473,952,642
Mutual funds	14,141,620	—	—	—	14,141,620
Collective trusts	—	—	—	4,793,286,335	4,793,286,335
Participant-directed investments at fair value	$3,488,094,262	$—	$—	$4,793,286,335	$8,281,380,597
[1] Certain investments that are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.